Acquisitions, Investments and Disposals - Schedule of Goodwill Arising on Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill [Line Items]
Goodwill Balance	$ 687,763	[1]	$ 782,815		$ 1,046,818
Impairment (Note 24)			(38,310)		(361,969)
Translation difference	(284,556)		(56,742)		36,017
Goodwill Balance	403,207	[1]	687,763	[1]	782,815
Cognor Stahlhandel GmbH (Cognor) [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period					61,949
Lomprom Rostov [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period					12,830
Goodwill					$ (12,830)

[1]	See Note 4(e)